Financial instruments - classification - Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Assets	£ 692,673	£ 720,053	£ 781,992
Assets of disposal groups	902	6,861
Cash and balances at central banks
Financial instruments
Financial Assets	104,262	144,832
Assets	104,262	144,832
Trading assets
Financial instruments
Financial Assets	45,551	45,577
Assets	45,551	45,577
Derivatives
Financial instruments
Financial Assets	78,904	99,545
Assets	78,904	99,545
Net hedging derivative assets	114	143
Settlement balances
Financial instruments
Financial Assets	7,231	2,572
Assets	7,231	2,572
Loans to banks - amortised cost
Financial instruments
Assets	6,914	7,139
Items in course of collection from other banks	255	229
Loans to customers - amortised cost
Financial instruments
Assets	381,433	366,340
Other financial assets
Financial instruments
Financial Assets	51,102	30,895
Assets	51,102	30,895
Intangible assets other than goodwill
Financial instruments
Assets	7,614	7,116
Other assets
Financial instruments
Assets	8,760	9,176
Assets of Disposal Groups [Member]
Financial instruments
Assets	902	6,861
Other assets
Financial instruments
Assets	17,276	23,153
Other assets | Level 3
Financial instruments
Assets of disposal groups	841	5,397
Other assets | Cash and balances at central banks
Financial instruments
Assets	0
Other assets | Trading assets
Financial instruments
Assets	0
Other assets | Derivatives
Financial instruments
Assets	0
Other assets | Settlement balances
Financial instruments
Assets	0
Other assets | Loans to banks - amortised cost
Financial instruments
Assets	0
Other assets | Loans to customers - amortised cost
Financial instruments
Assets	0
Other assets | Other financial assets
Financial instruments
Assets	0
Other assets | Intangible assets other than goodwill
Financial instruments
Assets	7,614	7,116
Other assets | Other assets
Financial instruments
Assets	8,760	9,176
Other assets | Assets of Disposal Groups [Member]
Financial instruments
Assets	902	6,861
MVFTPL
Financial instruments
Financial Assets	125,100	145,800
Assets	125,158	145,909
MVFTPL | Cash and balances at central banks
Financial instruments
Assets
MVFTPL | Trading assets
Financial instruments
Assets	45,551	45,577
MVFTPL | Derivatives
Financial instruments
Assets	78,904	99,545
MVFTPL | Settlement balances
Financial instruments
Assets	0
MVFTPL | Loans to banks - amortised cost
Financial instruments
Assets	0
MVFTPL | Loans to customers - amortised cost
Financial instruments
Assets	0
MVFTPL | Other financial assets
Financial instruments
Assets	703	787
MVFTPL | Intangible assets other than goodwill
Financial instruments
Assets	0
MVFTPL | Other assets
Financial instruments
Assets	0
MVFTPL | Assets of Disposal Groups [Member]
Financial instruments
Assets	0
Financial assets at fair value through other comprehensive income, category [member]
Financial instruments
Assets	28,699	16,973
Financial assets at fair value through other comprehensive income, category [member] | Cash and balances at central banks
Financial instruments
Assets	0
Financial assets at fair value through other comprehensive income, category [member] | Trading assets
Financial instruments
Assets	0
Financial assets at fair value through other comprehensive income, category [member] | Derivatives
Financial instruments
Assets	0
Financial assets at fair value through other comprehensive income, category [member] | Settlement balances
Financial instruments
Assets	0
Financial assets at fair value through other comprehensive income, category [member] | Loans to banks - amortised cost
Financial instruments
Assets	0
Financial assets at fair value through other comprehensive income, category [member] | Loans to customers - amortised cost
Financial instruments
Assets	0
Financial assets at fair value through other comprehensive income, category [member] | Other financial assets
Financial instruments
Assets	28,699	16,973
Financial assets at fair value through other comprehensive income, category [member] | Intangible assets other than goodwill
Financial instruments
Assets	0
Financial assets at fair value through other comprehensive income, category [member] | Other assets
Financial instruments
Assets	0
Financial assets at fair value through other comprehensive income, category [member] | Assets of Disposal Groups [Member]
Financial instruments
Assets	0
Amortised cost
Financial instruments
Assets	521,535	534,018
Amortised cost | Cash and balances at central banks
Financial instruments
Assets	104,262	144,832
Amortised cost | Trading assets
Financial instruments
Assets	0
Amortised cost | Derivatives
Financial instruments
Assets	0
Amortised cost | Settlement balances
Financial instruments
Assets	7,231	2,572
Amortised cost | Loans to banks - amortised cost
Financial instruments
Assets	6,914	7,139
Amortised cost | Loans to customers - amortised cost
Financial instruments
Assets	381,433	366,340
Amortised cost | Other financial assets
Financial instruments
Assets	21,695	£ 13,135
Amortised cost | Intangible assets other than goodwill
Financial instruments
Assets	0
Amortised cost | Other assets
Financial instruments
Assets	0
Amortised cost | Assets of Disposal Groups [Member]
Financial instruments
Assets	0
DFV
Financial instruments
Assets	5
DFV | Other financial assets
Financial instruments
Assets	£ 5